Expense Example - TransWestern Institutional Short Duration Government Bond Fund - TransWestern Institutional Short Duration Government Bond Fund	Apr. 21, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	$ 1,150